Schedule of Remaining Contractual Maturities of Operating Lease Liabilities (Details) - Dec. 31, 2023	USD ($)	HKD ($)
Leases
2024	$ 192,039	$ 1,500,000
2025	190,119	1,485,000
2026	15,843	123,750
Total future lease payments	398,001	3,108,750
Less: imputed interest	(18,643)	(145,617)
Present value of operating lease liabilities	$ 379,358	$ 2,963,133